Debt - Paycheck Protection Program ("PPP") Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 18, 2021	Dec. 31, 2020	May 01, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt amount	$ 119,766		$ 78,558		$ 3,354
MIS PPP Loan
Debt Instrument [Line Items]
Debt amount			1,463
LoadPath PPP Loan
Debt Instrument [Line Items]
Debt amount			339
DSS PPP Loan
Debt Instrument [Line Items]
Debt amount	$ 450	$ 608	$ 1,058	$ 1,058
Interest rate				1.00%